Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT IN AFFILIATES [Abstract]
Financial information of affiliate companies, balance sheet
	December 31, 2013				December 31, 2012
Balance Sheet	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe
Current assets	$ 54,484	$ 120,801	$ 1,524	8,224	$ 70,033	$ 71,795	$ 1,698	—
Non-current assets	1,195,595	1,535,860	22	199,760	884,919	1,298,849	25	—
Current liabilities	15,606	65,400	370	14,792	60,276	67,828	235	—
Non-current liabilities	527,966	1,128,439	—	194,289	275,982	1,071,512	—	—

Financial information of affiliate comapnies, income statement
	Year December 31, 2013				Year December 31, 2012				Year December 31, 2011
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe
Revenue	$198,159	$ 202,397	$ 2,230	$ 1,151	$205,435	$ 151,097	$ 2,262	$-	$186,935	$ 121,925	$ 2,686	-
Net Income/(loss)	59,006	(55,690	)775	(1,097	)95,898	(3,284	)1,237	-	65,335	(3,378	)1,401	-